Share-Based Payments - Liabilities (Details) - EUR (€) € in Millions	Dec. 31, 2021	Dec. 31, 2020
Share-Based Payments
Share-based payment liabilities, current	€ 839	€ 863
Other non-financial liabilities, current	€ 5,203	€ 4,643
Share-based payment liabilities as % of B/S other non-financial liabilities, current	16.00%	19.00%
Share-based payment liabilities, non-current	€ 462	€ 454
Other non-financial liabilities, non-current	€ 860	€ 770
Share-based payment liabilities as % of B/S other non-financial liabilities, non-current	54.00%	59.00%
Share-based payment liabilities	€ 1,302	€ 1,317
Other non-financial liabilities	€ 6,063	€ 5,413
Share-based payment liabilities as % of B/S other non-financial liabilities	21.00%	24.00%